Income Tax Expense - Detail of Income Tax Expense (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Income Taxes [Line Items]
Current income tax expense (benefit)	¥ 184,662	¥ 190,842	¥ 207,742
IFRS 9 [member]
Disclosure of Income Taxes [Line Items]
Current income tax expense (benefit)	¥ 39,837	¥ 44,110	¥ 13,851